UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.
 (Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
 (Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
 (Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2017 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 97.9%

	Basic Materials - 6.9%
31,210	Innospec, Inc.	$2,203,426
30,747	LyondellBasell Industries NV - Class A	3,392,009
		5,595,435
	Communications - 10.6%
13,095	Alliance Data Systems Corp.	3,319,321
72,390	ARRIS International plc *	1,859,699
85,785	CenturyLink, Inc.	1,430,894
16,200	Liberty SiriusXM Group - Class A *	642,492
32,590	Liberty SiriusXM Group - Class C *	1,292,519
		8,544,925
	Consumer Cyclical - 17.4%
2,800	AutoZone, Inc. *	1,991,836
28,180	Dave & Buster's Entertainment, Inc. *	1,554,691
26,960	Dollar Tree, Inc. *	2,893,078
98,550	Extended Stay America, Inc.	1,872,450
98,460	ILG, Inc.	2,804,141
28,040	Motorcar Parts of America, Inc. *	700,720
17,775	Visteon Corp. *	2,224,363
		14,041,279
	Consumer Non Cyclical - 5.7%
8,260	Allergan plc	1,351,171
39,715	Mylan NV *	1,680,342
13,110	Zimmer Biomet Holdings, Inc.	1,581,984
		4,613,497
	Energy - 0.8%
10,489	Marathon Petroleum Corp.	692,064

	Financial - 19.0%
38,725	American International Group, Inc.	2,307,235
15,775	Aon plc	2,113,850
38,160	CIT Group, Inc.	1,878,617
41,315	Colliers International Group, Inc.	2,493,360
1,916	Markel Corp. *	2,182,573
46,300	Synchrony Financial	1,787,643
52,825	Voya Financial, Inc.	2,613,253
		15,376,531

Number
of Shares
		Industrial - 23.9%
15,678		Canadian Pacific Railway Ltd.	2,865,311
20,195		Deluxe Corp.	1,551,784
32,455		EMCOR Group, Inc.	2,653,196
92,725		Gentex Corp.	1,942,589
39,690		KLX, Inc. *	2,708,842
55,900		MasTec, Inc. *	2,736,305
18,293		WABCO Holdings, Inc. *	2,625,045
24,425		XPO Logistics, Inc. *	2,237,086
			19,320,158
		Technology - 11.5%
48,500		Cognizant Technology Solutions Corp. - Class A	3,444,470
113,005		Conduent, Inc. *	1,826,161
14,165		Luxoft Holding, Inc. *	788,990
47,119		NCR Corp. *	1,601,575
67,115		Xperi Corp.	1,637,606
			9,298,802
		Utilities - 2.1%
91,490		Vistra Energy Corp. *	1,676,097

		TOTAL COMMON STOCKS (Cost $42,914,997)	79,158,788

		SHORT-TERM INVESTMENT - 2.2%
		Fidelity Institutional Government Portfolio - Class I, 1.14% **
1,819,057		(Cost $1,819,057)	1,819,057

		Total Investments (Cost $44,734,054) - 100.1%	80,977,845

		Other Assets and Liabilities, Net (0.1)%	(113,293)

		TOTAL NET ASSETS - 100.0%	$80,864,552

	*	Non-income producing security.
	**	Rate in effect as of December 31, 2017.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$79,158,788	$-	$-	$79,158,788
Short-Term Investment	1,819,057	-	-	1,819,057
Total Investments	$80,977,845	$-	$-	$80,977,845

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2017, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)  /s/ Mark Foster
                                            Mark Foster, President

Date  February 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark Foster
                                               Mark Foster, President

Date  February 9, 2018

By (Signature and Title)*  /s/ Mickey Kim
                                               Mickey Kim, Treasurer

Date  February 9, 2018